UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Courtney R. Taylor

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund® Investment portfolio May 31, 2013 unaudited

Bonds, notes & other debt instruments 90.91%
	Principal amount	Value
Federal agency mortgage-backed obligations[1] 48.93%	(000)	(000)

Fannie Mae 3.308% 2017[2]	$ 4,044	$ 4,364
Fannie Mae 10.50% 2018	496	552
Fannie Mae 2.50% 2022	17,069	17,690
Fannie Mae 2.50% 2023	14,847	15,311
Fannie Mae 2.50% 2023	10,450	10,830
Fannie Mae 2.50% 2023	8,160	8,457
Fannie Mae 2.50% 2023[3]	5,445	5,626
Fannie Mae 2.50% 2023[3]	4,100	4,220
Fannie Mae 2.50% 2023	2,730	2,816
Fannie Mae 5.50% 2023	11,442	12,281
Fannie Mae 6.00% 2024	1,053	1,164
Fannie Mae 3.50% 2025	3,163	3,331
Fannie Mae 3.50% 2025	2,150	2,264
Fannie Mae 3.50% 2025	494	520
Fannie Mae 3.50% 2025	442	466
Fannie Mae 3.50% 2025	159	168
Fannie Mae 10.647% 2025[2]	827	914
Fannie Mae 6.00% 2026	62	69
Fannie Mae 2.50% 2027	88,159	90,099
Fannie Mae 2.50% 2027	18,764	19,209
Fannie Mae 2.50% 2027	8,990	9,189
Fannie Mae 2.50% 2027	4,932	5,043
Fannie Mae 2.50% 2027	2,350	2,403
Fannie Mae 2.50% 2027	2,012	2,057
Fannie Mae 2.50% 2027	1,362	1,393
Fannie Mae 3.00% 2027	25,453	26,773
Fannie Mae 6.50% 2027	2,169	2,411
Fannie Mae 6.50% 2027	1,906	2,118
Fannie Mae 2.00% 2028[3]	146,045	145,605
Fannie Mae 2.50% 2028[3]	30,877	31,528
Fannie Mae 2.50% 2028	12,718	13,002
Fannie Mae 2.50% 2028	3,032	3,101
Fannie Mae 3.00% 2028[3]	400,826	417,235
Fannie Mae 4.50% 2028[3]	7,240	7,715
Fannie Mae 5.00% 2028	1,274	1,373
Fannie Mae 6.00% 2028	2,312	2,561
Fannie Mae 6.00% 2028	1,368	1,515
Fannie Mae 6.00% 2028	195	216
Fannie Mae 8.00% 2031	1,087	1,276
Fannie Mae 2.582% 2033[2]	933	985
Fannie Mae 2.76% 2035[2]	537	571
Fannie Mae 5.00% 2035	14,980	16,304
Fannie Mae 5.00% 2035	9,230	10,030
Fannie Mae 2.767% 2036[2]	1,730	1,838
Fannie Mae 5.50% 2036	64	69
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 2.67% 2037[2]	$ 665	$ 714
Fannie Mae 5.00% 2037	11,797	12,805
Fannie Mae 6.00% 2037	7,973	8,678
Fannie Mae 6.00% 2037	7,233	7,894
Fannie Mae 6.00% 2037	2,767	3,016
Fannie Mae 6.00% 2037	2,150	2,344
Fannie Mae 6.00% 2037	592	646
Fannie Mae 6.00% 2037	461	504
Fannie Mae 6.00% 2037	297	324
Fannie Mae 6.50% 2037	1,028	1,117
Fannie Mae 6.50% 2037	887	964
Fannie Mae 6.50% 2037	425	462
Fannie Mae 7.00% 2037	1,238	1,389
Fannie Mae 7.00% 2037	641	719
Fannie Mae 7.00% 2037	26	29
Fannie Mae 7.50% 2037	162	184
Fannie Mae 2.594% 2038[2]	3,732	4,015
Fannie Mae 5.00% 2038	7,223	7,840
Fannie Mae 5.50% 2038	15,019	16,282
Fannie Mae 6.00% 2038	36,060	39,365
Fannie Mae 6.00% 2038	23,693	25,827
Fannie Mae 6.00% 2038	1,002	1,092
Fannie Mae 6.00% 2038	961	1,048
Fannie Mae 6.00% 2038	956	1,010
Fannie Mae 6.00% 2038	782	852
Fannie Mae 6.00% 2038	729	795
Fannie Mae 7.00% 2038	2,138	2,399
Fannie Mae 6.00% 2039	42,314	46,126
Fannie Mae 6.00% 2039	20,641	22,500
Fannie Mae 3.235% 2040[2]	9,302	9,841
Fannie Mae 3.533% 2040[2]	1,121	1,192
Fannie Mae 4.00% 2040	31,942	33,729
Fannie Mae 4.00% 2040	15,378	16,239
Fannie Mae 4.00% 2040	10,858	11,466
Fannie Mae 4.189% 2040[2]	2,946	3,144
Fannie Mae 4.403% 2040[2]	5,242	5,602
Fannie Mae 4.50% 2040	39,791	42,577
Fannie Mae 4.50% 2040	1,879	2,046
Fannie Mae 4.50% 2040	952	1,019
Fannie Mae 5.00% 2040	26,998	29,524
Fannie Mae 5.00% 2040	1,263	1,405
Fannie Mae 6.00% 2040	4,880	5,320
Fannie Mae 3.238% 2041[2]	7,916	8,340
Fannie Mae 3.463% 2041[2]	3,981	4,197
Fannie Mae 3.534% 2041[2]	5,559	5,851
Fannie Mae 3.774% 2041[2]	7,114	7,596
Fannie Mae 4.00% 2041	37,194	39,276
Fannie Mae 4.00% 2041	29,081	30,709
Fannie Mae 4.00% 2041	14,384	15,256
Fannie Mae 4.00% 2041	14,208	15,087
Fannie Mae 4.00% 2041	12,411	13,108
Fannie Mae 4.50% 2041	57,809	61,893
Fannie Mae 4.50% 2041	34,891	37,356
Fannie Mae 4.50% 2041	13,171	14,101
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 4.50% 2041	$ 10,156	$ 11,171
Fannie Mae 4.50% 2041	5,445	5,928
Fannie Mae 5.00% 2041	3,658	4,095
Fannie Mae 5.00% 2041	2,761	3,091
Fannie Mae 5.00% 2041	1,774	1,986
Fannie Mae 5.00% 2041	1,200	1,343
Fannie Mae 5.00% 2041	1,128	1,263
Fannie Mae 5.00% 2041	929	1,040
Fannie Mae 2.952% 2042[2]	5,909	6,164
Fannie Mae 3.50% 2042	38,401	39,977
Fannie Mae 3.50% 2042	15,434	16,049
Fannie Mae 3.50% 2042	14,241	14,794
Fannie Mae 3.50% 2042	9,851	10,267
Fannie Mae 3.50% 2042	9,383	9,779
Fannie Mae 3.50% 2042	7,827	8,119
Fannie Mae 3.50% 2042	7,570	7,880
Fannie Mae 4.00% 2042	132,388	140,333
Fannie Mae 2.514% 2043[2]	4,451	4,551
Fannie Mae 3.00% 2043[3]	74,100	74,552
Fannie Mae 3.50% 2043[3]	338,035	350,342
Fannie Mae 4.00% 2043[3]	92,400	97,511
Fannie Mae 4.00% 2043	17,272	18,255
Fannie Mae 5.50% 2043[3]	30,871	33,461
Fannie Mae 6.00% 2043[3]	10,730	11,682
Fannie Mae 6.586% 2047[2]	1,614	1,756
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	1,790	1,813
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	4,225	4,222
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	4,325	4,374
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	3,500	3,644
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1	1
Fannie Mae, Series 2001-4, Class NA, 10.972% 2025[2]	294	327
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	560	630
Fannie Mae, Series 2001-20, Class E, 9.576% 2031[2]	27	31
Fannie Mae, Series 2003-M2, Class D, multifamily 4.68% 2033[2]	7,581	8,326
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	3,912	3,981
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	7,831	8,698
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	2,468	2,180
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,118	1,999
Fannie Mae, Series 2006-65, Class PF, 0.473% 2036[2]	2,599	2,597
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	410	459
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	2,993	3,280
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,638	1,826
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[2]	506	571
Government National Mortgage Assn. 10.00% 2019	272	313
Government National Mortgage Assn. 10.00% 2021	123	138
Government National Mortgage Assn. 3.00% 2026	25,985	27,271
Government National Mortgage Assn. 2.50% 2027	1,641	1,684
Government National Mortgage Assn. 2.50% 2027	1,627	1,671
Government National Mortgage Assn. 3.00% 2027	7,442	7,797
Government National Mortgage Assn. 3.00% 2027	6,911	7,241
Government National Mortgage Assn. 2.50% 2028	31,424	32,272
Government National Mortgage Assn. 2.50% 2028	24,010	24,658
Government National Mortgage Assn. 2.50% 2028	13,105	13,451
Government National Mortgage Assn. 2.50% 2028[3]	8,100	8,305
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Government National Mortgage Assn. 2.50% 2028[3]	$ 8,100	$ 8,305
Government National Mortgage Assn. 2.50% 2028[3]	8,073	8,260
Government National Mortgage Assn. 2.50% 2028	2,472	2,538
Government National Mortgage Assn. 2.50% 2028	2,423	2,487
Government National Mortgage Assn. 6.50% 2029	1,222	1,394
Government National Mortgage Assn. 6.50% 2032	1,213	1,379
Government National Mortgage Assn. 6.50% 2037	724	822
Government National Mortgage Assn. 5.50% 2038	1,822	1,974
Government National Mortgage Assn. 5.50% 2038	194	205
Government National Mortgage Assn. 6.00% 2038	1,784	1,985
Government National Mortgage Assn. 6.50% 2038	932	1,051
Government National Mortgage Assn. 6.50% 2038	855	978
Government National Mortgage Assn. 6.50% 2038	681	774
Government National Mortgage Assn. 6.50% 2038	638	730
Government National Mortgage Assn. 3.50% 2039[2]	5,356	5,708
Government National Mortgage Assn. 4.00% 2039	1,222	1,300
Government National Mortgage Assn. 5.00% 2039	4,292	4,660
Government National Mortgage Assn. 6.00% 2039	10,803	11,979
Government National Mortgage Assn. 6.50% 2039	1,097	1,305
Government National Mortgage Assn. 4.50% 2040	3,077	3,354
Government National Mortgage Assn. 5.00% 2040	3,490	3,820
Government National Mortgage Assn. 5.00% 2040	1,316	1,440
Government National Mortgage Assn. 5.50% 2040	14,688	16,330
Government National Mortgage Assn. 3.50% 2041	1,723	1,787
Government National Mortgage Assn. 4.00% 2041	3,954	4,207
Government National Mortgage Assn. 4.00% 2041	3,224	3,430
Government National Mortgage Assn. 4.00% 2041	367	380
Government National Mortgage Assn. 4.50% 2041	40,268	43,442
Government National Mortgage Assn. 5.00% 2041	22,935	24,868
Government National Mortgage Assn. 5.00% 2041	331	348
Government National Mortgage Assn. 5.50% 2041	1,114	1,174
Government National Mortgage Assn. 5.50% 2041	623	657
Government National Mortgage Assn. 5.50% 2041	359	378
Government National Mortgage Assn. 6.00% 2041	212	231
Government National Mortgage Assn. 6.50% 2041	9,079	10,344
Government National Mortgage Assn. 3.00% 2042	16,220	16,563
Government National Mortgage Assn. 3.50% 2042	1,289	1,336
Government National Mortgage Assn. 4.00% 2042	7,464	7,912
Government National Mortgage Assn. 4.00% 2042	3,439	3,645
Government National Mortgage Assn. 3.50% 2043[3]	52,275	54,864
Government National Mortgage Assn. 5.922% 2058	14,482	15,896
Government National Mortgage Assn. 6.172% 2058	309	340
Government National Mortgage Assn. 6.22% 2058	4,711	5,098
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	5,547	5,775
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	7,388	8,025
Government National Mortgage Assn., Series 2003, 6.116% 2058	3,405	3,770
Freddie Mac 10.00% 2025	350	385
Freddie Mac 6.00% 2026	1,988	2,198
Freddie Mac 6.00% 2027	4,301	4,759
Freddie Mac 4.50% 2029	2,541	2,727
Freddie Mac 4.50% 2029	302	321
Freddie Mac 4.50% 2029	185	198
Freddie Mac 4.50% 2030	314	335
Freddie Mac 2.724% 2035[2]	3,232	3,463
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac 4.50% 2035	$ 728	$ 773
Freddie Mac 4.50% 2036	4,092	4,347
Freddie Mac 5.845% 2036[2]	2,404	2,529
Freddie Mac 2.265% 2037[2]	396	422
Freddie Mac 5.50% 2037	182	197
Freddie Mac 6.50% 2037	721	785
Freddie Mac 6.50% 2037	66	72
Freddie Mac 4.825% 2038[2]	1,510	1,601
Freddie Mac 5.50% 2038	28,582	30,758
Freddie Mac 5.50% 2038	13,894	14,952
Freddie Mac 5.50% 2038	2,369	2,558
Freddie Mac 5.50% 2038	466	502
Freddie Mac 5.50% 2038	233	251
Freddie Mac 4.50% 2039	3,901	4,137
Freddie Mac 4.50% 2039	3,103	3,291
Freddie Mac 4.50% 2039	2,154	2,284
Freddie Mac 4.50% 2039	203	215
Freddie Mac 4.50% 2039	107	113
Freddie Mac 5.50% 2039	18,898	20,338
Freddie Mac 4.50% 2040	8,953	9,500
Freddie Mac 4.50% 2040	4,744	5,033
Freddie Mac 4.50% 2040	3,082	3,268
Freddie Mac 4.50% 2040	336	356
Freddie Mac 3.236% 2041[2]	6,633	6,986
Freddie Mac 3.409% 2041[2]	8,018	8,459
Freddie Mac 4.50% 2041	9,375	9,967
Freddie Mac 4.50% 2041	7,706	8,192
Freddie Mac 4.50% 2041	3,837	4,079
Freddie Mac 4.50% 2041	3,261	3,467
Freddie Mac 4.50% 2041	2,115	2,248
Freddie Mac 4.50% 2041	999	1,062
Freddie Mac 4.50% 2041	705	749
Freddie Mac 4.50% 2041	621	658
Freddie Mac 4.50% 2041	261	277
Freddie Mac 4.50% 2041	202	214
Freddie Mac 4.50% 2041	13	14
Freddie Mac 4.50% 2041	12	13
Freddie Mac 5.00% 2041	8,576	9,518
Freddie Mac 5.50% 2041	19,867	21,380
Freddie Mac 2.563% 2042[2]	7,200	7,390
Freddie Mac 2.586% 2042[2]	3,416	3,557
Freddie Mac 4.50% 2042	27,153	28,795
Freddie Mac 2.37% 2043[2,3,4]	13,199	13,378
Freddie Mac 2.438% 2043[2]	5,448	5,567
Freddie Mac 3.50% 2043[3]	15,500	16,026
Freddie Mac 2.137% 2043[2]	3,404	3,516
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014	6,125	6,201
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	4,017	4,072
Freddie Mac, Series 2356, Class GD, 6.00% 2016	877	932
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	2,112	2,190
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,300	3,410
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,225	3,353
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	4,425	4,424
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	3,250	3,234
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	$ 2,480	$ 2,510
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,870	1,913
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,359	3,491
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,793	1,890
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,607	3,817
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	3,867	4,094
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	3,471	3,728
Freddie Mac, Series 2289, Class NA, 10.968% 2020[2]	125	127
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	2,173	2,177
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,300	4,417
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	920	921
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	15,140	14,736
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	4,425	4,330
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	21,325	21,006
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	15,580	15,328
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	5,000	4,965
Freddie Mac, Series 2289, Class NB, 10.405% 2022[2]	54	61
Freddie Mac, Series 1567, Class A, 0.65% 2023[2]	22	22
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023	6,200	6,125
Freddie Mac, Series 2626, Class NG, 3.50% 2023	152	158
Freddie Mac, Series 1617, Class PM, 6.50% 2023	561	627
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,051	1,163
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,340	1,477
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	3,608	3,455
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,613	1,550
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,299	1,197
Freddie Mac, Series 3156, Class PF, 0.449% 2036[2]	4,284	4,275
Freddie Mac, Series 3257, Class PA, 5.50% 2036	2,214	2,418
Freddie Mac, Series 3233, Class PA, 6.00% 2036	2,822	3,127
Freddie Mac, Series 3272, Class PA, 6.00% 2037	2,755	3,044
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	14,782	15,937
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	21,510	24,699
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	17,680	18,879
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	6,759	7,180
National Credit Union Administration, Series 2011-M1, Class A1, 0.219% 2013[2]	2,431	2,431
National Credit Union Administration, Series 2010-R2, Class 1A, 0.568% 2017[2]	906	910
National Credit Union Administration, Series 2011-R3, Class 1A, 0.598% 2020[2]	1,853	1,864
National Credit Union Administration, Series 2011-R1, Class 1A, 0.648% 2020[2]	1,061	1,067
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.744% 2048[2,5]	1,012	1,014
		3,377,999
U.S. Treasury bonds & notes 33.07%
U.S. Treasury 25.79%

U.S. Treasury 1.125% 2013	60,665	60,686
U.S. Treasury 3.125% 2013	108,930	109,743
U.S. Treasury 0.25% 2014	65,250	65,315
U.S. Treasury 0.25% 2014	48,875	48,921
U.S. Treasury 0.50% 2014	84,000	84,318
U.S. Treasury 1.25% 2014	48,600	48,983
U.S. Treasury 2.375% 2014	33,750	34,723
U.S. Treasury 2.625% 2014	110,445	113,577
U.S. Treasury 0.25% 2015	17,500	17,490
U.S. Treasury 1.875% 2015	22,870	23,610
U.S. Treasury 4.00% 2015	22,100	23,498
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 11.25% 2015	$ 90,530	$ 107,382
U.S. Treasury 0.25% 2016	8,000	7,943
U.S. Treasury 1.50% 2016	36,875	37,951
U.S. Treasury 2.125% 2016	58,100	60,751
U.S. Treasury 2.375% 2016	40,200	42,356
U.S. Treasury 4.50% 2016	14,950	16,578
U.S. Treasury 4.625% 2016	28,725	32,625
U.S. Treasury 5.125% 2016	28,775	32,666
U.S. Treasury 7.50% 2016	26,425	32,618
U.S. Treasury 0.75% 2017	24,840	24,762
U.S. Treasury 2.75% 2017	15,125	16,300
U.S. Treasury 3.25% 2017	30,280	33,152
U.S. Treasury 4.625% 2017	28,550	32,623
U.S. Treasury 8.875% 2017	23,250	31,022
U.S. Treasury 0.625% 2018	8,200	8,040
U.S. Treasury 0.75% 2018	48,600	47,987
U.S. Treasury 1.00% 2018	49,825	49,704
U.S. Treasury 3.50% 2018	50,920	56,928
U.S. Treasury 1.125% 2020	62,165	60,682
U.S. Treasury 1.125% 2020	500	487
U.S. Treasury 1.375% 2020	136,170	134,761
U.S. Treasury 8.75% 2020	10,510	15,728
U.S. Treasury 1.625% 2022	131,920	126,924
U.S. Treasury 1.75% 2023	2,100	2,028
U.S. Treasury 6.00% 2026	12,250	17,007
U.S. Treasury 6.50% 2026	5,500	7,999
U.S. Treasury 5.50% 2028	12,500	16,852
U.S. Treasury 6.25% 2030	10,500	15,410
U.S. Treasury 5.375% 2031	11,825	15,976
U.S. Treasury 3.875% 2040	34,900	39,224
U.S. Treasury 3.00% 2042	2,342	2,227
U.S. Treasury 2.875% 2043	4,050	3,739
U.S. Treasury 3.125% 2043	19,980	19,437
		1,780,733

U.S. Treasury inflation-protected securities[6] 7.28%

U.S. Treasury Inflation-Protected Security 1.875% 2013	19,301	19,343
U.S. Treasury Inflation-Protected Security 2.00% 2014	109,024	110,606
U.S. Treasury Inflation-Protected Security 0.50% 2015	83,774	86,223
U.S. Treasury Inflation-Protected Security 0.125% 2016	12,759	13,209
U.S. Treasury Inflation-Protected Security 0.125% 2017	19,983	20,849
U.S. Treasury Inflation-Protected Security 0.125% 2018	84,362	88,592
U.S. Treasury Inflation-Protected Security 0.125% 2022	31,897	32,972
U.S. Treasury Inflation-Protected Security 0.125% 2023	40,663	41,548
U.S. Treasury Inflation-Protected Security 2.00% 2026	3,225	3,957
U.S. Treasury Inflation-Protected Security 2.125% 2041	31,885	41,865
U.S. Treasury Inflation-Protected Security 0.75% 2042	29,151	27,910
U.S. Treasury Inflation-Protected Security 0.625% 2043	17,033	15,628
		502,702
Total U.S. Treasury bonds & notes		2,283,435
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes 8.90%	(000)	(000)

Freddie Mac 0.375% 2014	$ 75,250	$ 75,349
Freddie Mac 2.50% 2014	13,000	13,261
Freddie Mac 3.00% 2014	22,750	23,469
Freddie Mac 1.75% 2015	33,375	34,298
Freddie Mac 1.00% 2017	15,300	15,289
Freddie Mac 1.25% 2019	51,820	50,945
Federal Home Loan Bank 1.625% 2013	19,500	19,510
Federal Home Loan Bank 3.625% 2013	10,000	10,131
Federal Home Loan Bank 2.375% 2014	16,500	16,777
Federal Home Loan Bank 5.50% 2014	20,500	21,785
Federal Home Loan Bank 2.75% 2015	8,500	8,860
Federal Home Loan Bank, Series 2816, 1.00% 2017	43,705	43,761
Federal Home Loan Bank 4.125% 2020	15,125	17,412
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,225	33,862
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 0.198% 2015[2]	37,680	37,682
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 0.228% 2015[2]	7,320	7,323
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 0.238% 2015[2]	6,200	6,203
Fannie Mae 0.75% 2013	67,575	67,773
Fannie Mae 3.00% 2014	4,500	4,657
Fannie Mae 6.625% 2030	2,950	4,274
Tennessee Valley Authority, Series A, 3.875% 2021	4,200	4,784
Tennessee Valley Authority 1.875% 2022	18,350	17,778
Tennessee Valley Authority 4.65% 2035	3,930	4,477
Tennessee Valley Authority 5.88% 2036	2,750	3,627
Tennessee Valley Authority 5.25% 2039	11,000	13,282
Tennessee Valley Authority, Series B, 3.50% 2042	11,570	10,592
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,835
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,702
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,352
Private Export Funding Corp. 1.375% 2017	3,750	3,785
Private Export Funding Corp. 1.45% 2019	5,250	5,201
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	1,393	1,473
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	712	781
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	282	310
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	1,237	1,369
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	3,453	3,776
		614,745

Asset-backed obligations[1] 0.01%

PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	508	519
Total bonds, notes & other debt instruments (cost: $6,247,626,000)		6,276,698

Short-term securities 27.79%

Freddie Mac 0.10%–0.22% due 6/7/2013–4/9/2014	862,100	861,913
Federal Home Loan Bank 0.08%–0.15% due 6/5–11/13/2013	666,550	666,448
Fannie Mae 0.10%–0.12% due 6/12/2013–1/27/2014	181,185	181,149
ExxonMobil Corp. 0.035% due 6/13–6/18/2013	98,000	97,998
Wal-Mart Stores, Inc. 0.06% due 6/4/2013[5]	58,100	58,100
John Deere Credit Ltd. 0.08%–0.09% due 6/3–6/26/2013[5]	34,500	34,499
NetJets Inc. 0.03%–0.04% due 6/5–6/6/2013[5]	18,900	18,900
Total short-term securities (cost: $1,918,857,000)		1,919,007

		Value
		(000)

Total investment securities (cost: $8,166,483,000)		$ 8,195,705
Other assets less liabilities		(1,291,319)
Net assets		$ 6,904,386

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2 Coupon rate may change periodically.

3 A portion or all of the security purchased on a TBA basis.

4 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,378,000, which represented .19% of the net assets of the fund.

5 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $112,513,000, which represented 1.63% of the net assets of the fund.

6 Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2013, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 76,806
Gross unrealized depreciation on investment securities	(51,099)
Net unrealized appreciation on investment securities	25,707
Cost of investment securities for federal income tax purposes	8,169,998

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-022-0713O-S37727

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: July 29, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2013